Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2022 tonPerHectare uSDollarPerHectare kilogramOfSugarPerTonOfCane uSDollarPerTonOfCane	Dec. 31, 2021 kilogramOfSugarPerTonOfCane uSDollarPerHectare tonPerHectare uSDollarPerTonOfCane
Bottom of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	50	50
TRS value | kilogramOfSugarPerTonOfCane	120	120
Maintenance costs	500	500
Harvest costs | uSDollarPerTonOfCane	6.0	6.0
Leasing costs | tonPerHectare	12.0	12.0
Bottom of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.9	1.7
Commercial costs	17	18
Production costs	280	308
Bottom of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.00	0.85
Commercial costs	13	17
Production costs	200	166
Bottom of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.4	1.1
Commercial costs	21	19
Production costs	260	214
Bottom of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.8	2.5
Commercial costs	28	36.0
Production costs	756	802.0
Bottom of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.6	3.0
Commercial costs	16	14
Production costs	325	334
Bottom of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.4	3.2
Commercial costs	3	8
Production costs	760	810
Top of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	100	100
TRS value | kilogramOfSugarPerTonOfCane	140	140
Maintenance costs	800	800
Harvest costs | uSDollarPerTonOfCane	12.0	12.0
Leasing costs | tonPerHectare	14.4	14.4
Top of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.2	2.5
Commercial costs	36	49
Production costs	890	1,005
Top of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5.6	5.6
Commercial costs	45	54
Production costs	840	899
Top of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5.0	4.0
Commercial costs	65	65
Production costs	1,100	1,096
Top of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5.1	3.6
Commercial costs	46	69.0
Production costs	2,000	2,060
Top of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	13	10
Commercial costs	65	62
Production costs	1,500	1,449
Top of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	9.2	10.1
Commercial costs	23	25
Production costs	1,250	1,300